Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
BORROWINGS [Abstract]
June 30, 2019	$ 33,203
June 30, 2020	73,022
June 30, 2021	30,560
June 30, 2022	1,217,875
June 30, 2023	338,695
June 30, 2024 and thereafter	5,054
Total	$ 1,698,409	$ 1,717,768